Intangible Assets, Net (Details) - Schedule of estimated future amortization expense of intangible assets $ in Thousands	Dec. 31, 2020 USD ($)
Schedule of estimated future amortization expense of intangible assets [Abstract]
2021	$ 12,224
2022	9,866
2023	8,287
2024	6,852
2025	5,156
2026 and thereafter	11,019
Finite-Lived Intangible Assets, Net	$ 53,404